Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consideration received from suppliers
Supplier rebates receivable	$ 4,885	$ 2,599
Shipping and handling [Abstract]
Shipping and handling costs	62,517	50,943	48,139
Lease obligations [Abstract]
Deferred rent liability	1,614	1,927
Advertising and promotion [Abstract]
Advertising expense	1,631	1,323	399
Debt issuance costs [Abstract]
Debt issuance cost	1,640	1,937
Amortization of debt issuance costs	596	902	1,553
Retirement savings program [Member] | Selling, general and administrative expenses [Member]
Retirement savings program [Line Items]
Total expense recorded	$ 1,200	$ 904	$ 0